CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Common shares Class A common shares	Common shares Class B common shares	Treasury stock	Additional paid-in capital	Statutory reserve	Accumulated deficit	Accumulated other comprehensive income / (loss)	Total TAL Education Group shareholders' equity	Non-controlling interests	Class A common shares	Total
Balance at Feb. 28, 2022	$ 167	$ 49		$ 4,358,265	$ 154,362	$ (544,309)	$ 61,617	$ 4,030,151	$ (27,889)		$ 4,002,262
Balance (in shares) at Feb. 28, 2022	166,786,023	49,153,604
Net loss (income)						(135,612)		(135,612)	3,634		(131,978)
Provision for statutory reserve					5,991	(5,991)
Issuance of common shares in connection with vesting of non-vested shares and settlement of liability-classified awards	$ 2			(4)				(2)			(2)
Issuance of common shares in connection with vesting of non-vested shares and settlement of liability-classified awards (in shares)	2,310,009
Share-based compensation				108,571				108,571			108,571
Exercise of share options				186				186			186
Exercise of share options (in shares)	26,092
Share repurchase			$ (6)	(66,362)				(66,368)			(66,368)
Share repurchase (in shares)			(5,959,339)							(5,959,339)
Foreign currency translation adjustment							(90,692)	(90,692)	2,749		(87,943)
Unrealized (loss)/gain on available-for-sale investments, net of tax effect							(1,591)	(1,591)			(1,591)
Disposal of a subsidiary									(2,224)		(2,224)
Balance at Feb. 28, 2023	$ 169	$ 49	$ (6)	4,400,656	160,353	(685,912)	(30,666)	3,844,643	(23,730)		3,820,913
Balance (in shares) at Feb. 28, 2023	169,122,124	49,153,604
Balance (in shares) at Feb. 28, 2023			(5,959,339)
Net loss (income)						(3,573)		(3,573)	(565)		(4,138)
Provision for statutory reserve					4,785	(4,785)
Issuance of common shares in connection with vesting of non-vested shares and settlement of liability-classified awards	$ 2			(2)
Issuance of common shares in connection with vesting of non-vested shares and settlement of liability-classified awards (in shares)	2,315,735
Share-based compensation				88,898				88,898			88,898
Exercise of share options				462				462			462
Exercise of share options (in shares)	133,385
Share repurchase			$ (13)	(233,544)				(233,557)			(233,557)
Share repurchase (in shares)			(13,385,764)							(13,385,764)
Cancellation of repurchased shares	$ (19)		$ 19
Cancellation of repurchased shares (in shares)	(19,345,103)		19,345,103
Foreign currency translation adjustment							(40,258)	(40,258)	961		(39,297)
Unrealized (loss)/gain on available-for-sale investments, net of tax effect							4,996	4,996			4,996
Share consideration for purchase of intangible assets				487				487			487
Share consideration for purchase of intangible assets (in shares)	27,680									27,680
Balance at Feb. 29, 2024	$ 152	$ 49		4,256,957	165,138	(694,270)	(65,928)	3,662,098	(23,334)		3,638,764
Balance (in shares) at Feb. 29, 2024	152,253,821	49,153,604
Net loss (income)						84,591		84,591	(331)		84,260
Provision for statutory reserve					14,399	(14,399)
Issuance of common shares in connection with vesting of non-vested shares and settlement of liability-classified awards	$ 2			(2)
Issuance of common shares in connection with vesting of non-vested shares and settlement of liability-classified awards (in shares)	1,839,056
Share-based compensation				64,939				64,939			64,939
Exercise of share options				402				402			402
Exercise of share options (in shares)	26,027
Share repurchase				(13,147)				(13,147)			(13,147)
Share repurchase (in shares)			(499,933)							(499,933)
Foreign currency translation adjustment							(12,920)	(12,920)	262		(12,658)
Unrealized (loss)/gain on available-for-sale investments, net of tax effect							(5,066)	(5,066)			(5,066)
Business acquisitions									8,904		8,904
Acquisition of non-controlling interests				(14,330)				(14,330)	14,330
Balance at Feb. 28, 2025	$ 154	$ 49		$ 4,294,819	$ 179,537	$ (624,078)	$ (83,914)	$ 3,766,567	$ (169)		$ 3,766,398
Balance (in shares) at Feb. 28, 2025	154,118,904	49,153,604
Balance (in shares) at Feb. 28, 2025			(499,933)